LEASES (Tables)	12 Months Ended
Jun. 30, 2023
Leases
SCHEDULE OF FINANCE LEASE EXPENSES

The components of operating lease expense are as follows:

Year Ended June 30, 2023
Amortization of operating lease right-of-use assets	$152,251
Interest on operating lease liabilities	68,357
Total operating lease costs	$220,608

SCHEDULE OF MATURITIES OF THE FINANCE LEASE TO THE FINANCE LEASE LIABILITIES

The reconciliation of the maturities of the operating leases to the operating lease liabilities recorded in the consolidated balance sheet as of June 30, 2023, is as follows:

2024	$295,369
2025	308,749
2026	83,534
Total lease payments	687,652
Less: imputed interest	(108,040)
Present value of lease liabilities	$579,612